N-2	Sep. 14, 2023
Cover [Abstract]
Entity Central Index Key	0001041657
Amendment Flag	false
Securities Act File Number	0-25969
Document Type	8-K
Entity Registrant Name	URBAN ONE, INC.
Entity Address, Address Line One	1010 Wayne Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	301
Local Phone Number	429-3200
Entity Emerging Growth Company	false